Employee costs	12 Months Ended
Dec. 31, 2021
Employee costs
Employee costs

9.  Employee costs

	Year ended December 31,
	2021	2020	2019
	$’m	$’m	$’m
Wages and salaries	345	338	293
Social security costs	82	74	75
Defined benefit plan pension costs (note 20)	12	7	(3)
Defined contribution plan pension costs (note 20)	17	15	13
Group employee costs	456	434	378

	At December 31,
Employees	2021	2020	2019
Europe	3,196	2,938	2,847
Americas	2,565	1,937	1,809
Group	5,761	4,875	4,656